Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Income Taxes [Line Items]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax interest accrued	0	0	0
Unrecognized tax penalties accrued	0	0	0
Income taxes paid	$ 53,300,000	$ 21,100,000	$ 11,700,000
2011- 2012 | Minimum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2013
2011- 2012 | Maximum
Schedule Of Income Taxes [Line Items]
Income tax examination, year under examination	2014